Defined contribution plan (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Contribution Plan [Abstract]
Employee benefit expenses	¥ 29,936	¥ 34,225	¥ 28,870